UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: July 31, 2011

Item 1. Schedule of Investments

Schedule of Investments	FMC Strategic Value Fund

July 31, 2011	(Unaudited)

		Value
	Shares	(000)

Common Stock (94.2%)

Automotive (9.7%)
Drew Industries	350,000	$7,455
Federal-Mogul*	463,000	8,876
Spartan Motors	825,000	3,795

		20,126

Basic Industry (5.9%)
Harsco	185,000	5,071
Mueller Industries	190,000	7,131

		12,202

Chemicals (4.4%)
Huntsman	480,000	9,168

Energy (19.2%)
Approach Resources*	440,000	11,422
CE Franklin Ltd.*	817,700	7,531
Hercules Offshore*	50,000	235
Petroplus Holdings*(1)	136,500	1,881
Range Resources	190,000	12,381
Weatherford International Ltd.*	300,000	6,576

		40,026

Financial Services (3.9%)
American Safety Insurance Holdings Ltd.*	250,000	4,688
Old Republic International	335,000	3,497

		8,185

Food (2.4%)
Agrium	58,000	5,068

Industrial/Manufacturing (9.0%)
Actuant, Cl A	67,400	1,666
Allegheny Technologies	90,000	5,237
AZZ	160,000	8,005
Mettler-Toledo International*	24,000	3,715

		18,623

Miscellaneous Consumer (11.4%)
Dorel Industries, Cl B	128,000	3,744
Ethan Allen Interiors	63,900	1,176
Jarden	300,000	9,297
Prestige Brands Holdings*	775,000	9,470

		23,687

Paper (2.9%)
Neenah Paper	300,000	6,057

Schedule of Investments	FMC Strategic Value Fund

July 31, 2011	(Unaudited)

	Shares/Face
	Amount	Value
	(000)	(000)

Printing & Publishing (5.4%)
Cenveo*	900,000	$5,211
RR Donnelley & Sons	325,000	6,113

		11,324

Real Estate Investment Trust (2.4%)
Mack-Cali Realty	150,000	4,990

Services (7.4%)
American Reprographics*	531,150	3,628
Moody’s	86,300	3,073
United Stationers	270,000	8,664

		15,365

Technology (4.2%)
Polycom*	327,000	8,839

Telecommunications (3.1%)
Frontier Communications	500,000	3,745
Tekelec*	333,000	2,614

		6,359

Transportation Equipment (2.9%)
Commercial Vehicle Group*	570,000	6,042

Total Common Stock (Cost $158,628)		196,061

Corporate Obligations (0.8%)
Cenveo 7.875%, 12/01/13	$1,350	1,286
Mueller Industries 6.000%, 11/01/14	425	422

Total Corporate Obligations (Cost $1,738)		1,708

Short-Term Investment (5.6%)
Dreyfus Treasury Prime Cash Management Fund, 0.001% (2)
(Cost $11,651)	11,651,279	11,651

Total Investments (100.6%) (Cost $172,017)†		$209,420

Percentages are based on Net Assets (in thousands) of $208,111.

*	Non-income producing security.

(1)	Security is traded on a foreign stock exchange.

(2)	The rate shown is the 7-day effective yield as of July 31, 2011.

Cl	— Class

Ltd.	— Limited

†	At July 31, 2011, the tax basis cost of the Fund’s investments (in thousands) was $172,017 and the unrealized appreciation (depreciation) (in thousands) were $62,406 and $(25,003), respectively.

Schedule of Investments	FMC Strategic Value Fund

July 31, 2011	(Unaudited)
The following is a summary of the investment classifications used as of July 31, 2011 in valuing the Fund’s investments (in thousands) carried at value (000):

Investments in securities	Level 1	Level 2	Level 3	Total

Common Stock	$196,061	$—	$—	$196,061
Corporate Obligations	—	1,708	—	1,708
Short-Term Investment	11,651	—	—	11,651

Total	$207,712	$1,708	$—	$209,420

For the period ended July 31, 2011, there were no transfers between Level 1 and Level 2 assets and liabilities.
Amounts designated as “—” are $0 or have been rounded to $0.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
FMC-QH-001-1600

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: September 28, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson

Philip T. Masterson
President

Date: September 28, 2011

By (Signature and Title)	/s/ Michael Lawson Michael Lawson
Treasurer, Controller & CFO

Date: September 28, 2011